Acquisitions - Narrative (Details) - GBP (£) £ in Millions	1 Months Ended
	Jan. 31, 2026	Jan. 06, 2026
Group, Retail Capital Holdings Ltd (RCH)
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in associate	35.00%
Dividends received	£ 19
Barrows North America Inc. (Barrows)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Consideration transferred, acquisition-date fair value		£ 57
Goodwill recognised as of acquisition date		£ 52